Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating Activities
Net loss	$ (29,433)	$ (327,146)	$ (431,546)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	138,168	149,904	158,368
Impairment of goodwill	66,121		535,227
Amortization of acquired contract liability	(75,286)	(67,314)	(125,148)
Loss on sale of assets and businesses	56,916	235,301	30,741
Curtailments, settlements and early retirement incentives	14,293	4,032	(25,722)
Other amortization included in interest expense	11,157	8,770	11,677
Provision (recovery) for doubtful accounts receivable	1,554	(495)	(242)
Provision (benefit) for deferred income taxes	2,823	(7,939)	(43,108)
Share-based compensation	11,062	10,259	7,949
Changes in other assets and liabilities, excluding the effects of acquisitions and divestitures:
Trade and other receivables	5,001	(89,728)	(99,620)
Contract assets	50,440	65,191	(5,484)
Inventories	(48,802)	(15,930)	(163,417)
Prepaid expenses and other current assets	16,376	(3,144)	(4,239)
Accounts payable, accrued expenses and income taxes payable	(61,338)	(71,767)	(43,696)
Accrued pension and other postretirement benefits	(66,519)	(74,532)	(82,309)
Other	4,133	10,118	(8,325)
Net cash provided by (used in) operating activities	96,666	(174,420)	(288,894)
Investing Activities
Capital expenditures	(39,834)	(47,099)	(42,050)
Proceeds from sale of assets and businesses	47,229	247,647	83,082
Acquisitions, net of cash acquired			(2,818)
Net cash provided by investing activities	7,395	200,548	38,214
Financing Activities
Net increase in revolving credit facility	185,000	102,113	82,888
Proceeds from issuance of long-term debt	585,580	54,600	544,243
Retirement of debt and capital lease obligations	(449,650)	(113,425)	(387,373)
Payment of deferred financing costs	(17,718)	(1,982)	(17,729)
Dividends paid	(8,078)	(7,971)	(7,943)
Repurchase of restricted shares for minimum tax obligations	(1,442)	(860)	(483)
Net cash provided by financing activities	293,692	32,475	213,603
Effect of exchange rate changes on cash	(5,097)	(1,615)	3,263
Net change in cash and cash equivalents	392,656	56,988	(33,814)
Cash and cash equivalents at beginning of year	92,807	35,819	69,633
Cash and cash equivalents at end of year	$ 485,463	$ 92,807	$ 35,819